SUMMARY OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)	Jun. 30, 2026	Apr. 24, 2026	Dec. 31, 2025	Dec. 15, 2025	Dec. 02, 2025	Aug. 08, 2025	May 08, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Principal amount				$ 4,029,250
April 24, 2026 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 15,615,385	$ 15,615,385
Accrued interest	171,983
Debt instrument, unamortized original issue discount	4,462,150
Debt instrument, unamortized discount	2,572,765
Convertible Notes Payable December 2, 2025 [Member]
Short-Term Debt [Line Items]
Principal amount	45,400		$ 45,400		$ 40,000
Accrued interest	2,612		361
Debt instrument, unamortized original issue discount	3,327		5,114
Debt instrument, unamortized discount	5,095		7,832
Convertible Notes Payable August 8, 2025 [Member]
Short-Term Debt [Line Items]
Principal amount	227,000		227,000			$ 200,000
Accrued interest	20,275		9,018
Debt instrument, unamortized original issue discount	10,967		19,868
Debt instrument, unamortized discount	26,357		47,750
Convertible Notes Payable May 8, 2025 [Member]
Short-Term Debt [Line Items]
Principal amount	340,500		340,500				$ 300,000
Accrued interest	38,994		22,109
Debt instrument, unamortized original issue discount	9,664		23,016
Debt instrument, unamortized discount	$ 23,281		$ 55,447
Convertible Notes Payable December 16, 2024 [Member]
Short-Term Debt [Line Items]
Principal amount								$ 227,000
Accrued interest								925
Debt instrument, unamortized original issue discount								26,273
Debt instrument, unamortized discount								126,444
Convertible Notes Payable November 26, 2024 [Member]
Short-Term Debt [Line Items]
Principal amount								1,135,000
Accrued interest								9,931
Debt instrument, unamortized original issue discount								126,346
Debt instrument, unamortized discount								612,124
Convertible Notes Payable October 15, 2024 Member]
Short-Term Debt [Line Items]
Principal amount								908,000
Accrued interest								17,479
Debt instrument, unamortized original issue discount								92,797
Debt instrument, unamortized discount								$ 445,563